Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Acquisition Cost Of Acquired Entities and Interest in Affiliates	$ 712	$ 556	$ 530
Noncash Or Part Noncash Acquisition Debt Assumed	$ 2	$ 18	$ 128
Sikorsky [Member]
Business Acquisition [Line Items]
Disposal Date		Nov. 06, 2015
Proceeds from Divestiture of Businesses		$ 9,100